Supplemental Information - Summary of Information by Geographic Area (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Geographical Areas [Line Items]
Capital, intangible and right of use assets	$ 10,608	$ 42,840
Revenue	643	724	$ 745
Canada
Disclosure Of Geographical Areas [Line Items]
Capital, intangible and right of use assets	10,041	28,231
Revenue	78	152	170
United Kingdom
Disclosure Of Geographical Areas [Line Items]
Capital, intangible and right of use assets	567	2,092
Revenue	$ 565	572	$ 575
United States
Disclosure Of Geographical Areas [Line Items]
Capital, intangible and right of use assets		$ 12,517